CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Western Asset Funds, Inc. (1933 Act File No. 33-34929; 1940 Act File No. 811-06110) (“Registrant”) hereby certifies (a) that the form of the statement of additional information used with respect to Class A, Class C, Class FI, Class R, Class I and Class IS of Western Asset Asian Opportunities Fund, a series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (“Amendment No. 63”), and (b) that Amendment No. 63 was filed electronically.

Dated as of: March 4, 2013	By: /s/Rosemary D. Emmens
Name: Rosemary D. Emmens
Title: Assistant Secretary